Balances and Transactions With Related Parties and Key Officers (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of balances of related parties
Other Payables
Related Party:
As of December 31, 2021	144
As of December 31, 2022	177
Directors:
As of December 31, 2021	96
As of December 31, 2022	130

Schedule of transactions with related parties
Rental fee:	Year ended December 31
	2022	2021	2020
Related party	457	469	446

Professional fee *:	Year ended December 31
	2022	2021	2020

Directors	484	375	272
Related party	63	85	54
	547	460	326
Number of Directors	*10	8	8

*	Not included share based compensation detailed in Note 19.
*	During 2022 two members of the board of directors were replaced.

Schedule of balances of key officers
Other Payables
Key Officers of the Company

As of December 31, 2022	754
As of December 31, 2021	353

Schedule of compensation of officers of company
	Year ended December 31
	2022	2021	2020
Short-term employee benefits (*)(**)	2,880	1,788	1,993
Share-based compensation	797	518	467

	3,677	2,306	2,460
Number of officers	7	5	5